PROPERTY, PLANT AND EQUIPMENT - Revaluation (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Revalued amount	$ 31,138,710	$ 33,187,377
Residual Value according to the cost model	22,580,757	22,076,981
Difference	$ 8,557,953	$ 11,110,396